Stock-Based Compensation (Summary Of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation [Abstract]
Shares, Outstanding at beginning of year	621,396
Shares Granted	0	0
Shares Exercised	0	0
Shares Expired	(1,000)
Shares Cancelled or Forfeited	(53,700)
Shares, Outstanding at end of year	566,696	621,396
Shares, Expected to vest	105,002
Shares, Exercisable at end of period	461,694
Weighted Average Exercise Price, Beginning Balance	$ 1.56
Weighted Average Exercise Price, Expired	52.10
Weighted Average Exercise Price, Cancelled or Forfeited	1.41
Weighted Average Exercise Price, Ending Balance	1.48	$ 1.56
Weighted Average Exercise Price, Expected to Vest	1.44
Weighted Average Exercise Price, Exercisable at end of period	$ 1.49
Outstanding at end of period	7 years 4 months 24 days
Expected to vest	7 years 8 months 12 days
Exercisable at end of period	7 years 3 months 18 days